Note 7 - Restructuring Costs (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of restructuring expenses [text block]
(US dollars in thousands)	2018	2017	2016
Corporate restructuring – workforce reduction	734	-	-
Corporate restructuring – professional fees	566	-	-
Corporate restructuring – terminated projects	573	-	-
Total	1,873	-	-